Gross Notional Amount, Classification and Estimated Fair Value Amounts of Derivative Instruments (Detail) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Derivative contracts, assets at fair value	$ 55	$ 28
Derivative contracts, liabilities at fair value	7	3
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative contracts, assets at fair value	55	27
Derivative contracts, liabilities at fair value	7	2
Designated as Hedging Instrument | Interest rate contracts | Accrued liabilities
Derivatives, Fair Value [Line Items]
Derivative contracts, liabilities at fair value			$ 2
Designated as Hedging Instrument | Interest rate contracts | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative contracts, assets at fair value			$ 1
Designated as Hedging Instrument | Interest rate contracts | Other Long-Term Assets
Derivatives, Fair Value [Line Items]
Derivative contracts, assets at fair value	41	4
Designated as Hedging Instrument | Foreign exchange contracts | Accrued liabilities
Derivatives, Fair Value [Line Items]
Derivative contracts, liabilities at fair value	7	2
Designated as Hedging Instrument | Foreign exchange contracts | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative contracts, assets at fair value	$ 14	23
Not Designated as Hedging Instrument | Foreign exchange contracts | Accrued liabilities
Derivatives, Fair Value [Line Items]
Derivative contracts, liabilities at fair value		1
Not Designated as Hedging Instrument | Foreign exchange contracts | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative contracts, assets at fair value		$ 1